Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
2026	¥ 4,565
2027	3,586
2028	3,056
2029	2,304
2030	2,138
Thereafter	5,262
Net book value	¥ 20,911	$ 2,882	¥ 26,950